Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of accumulated amortization - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of accumulated amortization [Line Items]
Balances beginning	$ (25,338)
Balances at ending	(49,576)	(25,338)
Amortization for the period	(27,731)	(26,889)
Sales and disposals during the period	3,496	1,551
Transfers
Others	(3)
Land and buildings [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of accumulated amortization [Line Items]
Balances beginning	(25,338)
Balances at ending	(49,576)	(25,338)
Amortization for the period	(27,731)	(26,889)
Sales and disposals during the period	3,496	1,551
Transfers
Others	(3)
Other [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of accumulated amortization [Line Items]
Balances beginning
Balances at ending
Amortization for the period
Sales and disposals during the period
Transfers
Others